Intangible assets - Schedule of finite-lived intangible assets, future amortization expense (Detail) - Dec. 31, 2020	CNY (¥)	USD ($)
Finite-Lived Intangible Assets, Gross [Abstract]
2021	¥ 284,240	$ 43,562
2022	248,998	38,161
2023	200,631	30,748
2024	194,840	29,860
2025	¥ 194,840	$ 29,860